S000094833 [Member] Investment Objectives and Goals - Man Active High Yield ETF	Sep. 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Man Active High Yield ETF Summary
Objective [Heading]	Risk/Return Summary: Investment Objective
Objective, Primary [Text Block]	Man Active High Yield ETF (the “Fund”) seeks to provide income and capital growth over the medium to long term.